Net finance costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance cost
Interest on loans and financing	R$ (13,939)	R$ (4,826)	R$ (3,870)
Interest on Debentures	(3,151)	0	0
Foreign exchange losses	(21,128)	(16,615)	(480)
Bank expenses and IOF (tax on financial transactions)	(6,575)	(1,714)	(597)
Other financial expenses	(4,854)	(2,520)	(453)
Interests on leasing contracts	(356)	(725)	(798)
Losses on derivative instruments	(210)	0	(613)
Inflation adjustment	(1,554)	(180)	0
Total	(51,767)	(26,580)	(6,811)
Finance income
Interest	3,917	663	241
Foreign exchange gain	18,822	17,936	514
Interests on financial instrument	8,322	580	2,926
Other financial income	1,663	38	186
Gains with derivative financial instruments	74	0	372
Total	32,798	19,217	4,239
Net finance costs	R$ (18,969)	R$ (7,363)	R$ (2,572)